Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Assuming all Other Variables are Held Constant (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022 $ / bbl
Shenzi And Atlantis [Member] | Oil And Gs Properties [Member] | Goodwill [member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Average sales price	3